Business And Summary Of Significant Accounting Policies (Schedule Of Estimated Useful Lives For Each Major Category Of Amortizable Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2018
Trade Name [Member] | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Trade Name [Member] | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
Technological Know-How [Member] | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Technological Know-How [Member] | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	9 years
Customer Related Intangible [Member] | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Customer Related Intangible [Member] | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	14 years